Finance Costs (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of finance cost
a)  Finance Costs

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021

Interest on loans and borrowings	$734,854	$286,144	$1,131,557	$533,508

Interest on convertible debentures	1,126,304	1,592,597	2,454,350	3,105,233

Interest on lease liabilities	118,368	75,179	201,417	154,854

Transaction costs expensed	229,716	87,070	248,645	454,574

Other finance costs	20,751	(94,404)	52,661	(65,656)

Total finance costs	$2,229,993	$1,946,586	$4,088,630	$4,182,513

	Year Ended December 31,

	2021	2020	2019

Interest on loans and borrowings (Note 12)	$1,179,234	$1,272,512	$918,682

Interest on convertible debentures (Note 14)	5,740,346	4,410,206	2,130,247

Interest on lease liabilities (Note 8)	137,245	350,792	168,571

Transaction costs expensed 1	1,471,219	–	–

Other finance costs	90,750	–	–

Total finance costs	$8,618,794	$6,033,510	$3,217,500